Semiannual Report


                    DIVERSIFIED
                    SMALL-CAP
                    GROWTH FUND


                    JUNE 30, 1998



                     [LOGO OF T. ROWE PRICE APPEARS HERE]

  Report Highlights
  ---------------------------------
  Diversified Small-Cap Growth Fund

 . Large-cap stocks continued to spearhead the stock market rally as investors preferred their liquidity and relative earnings safety.

 . Small-cap stocks and your fund provided respectable but more modest returns than the broad market for the six months ended June 30, 1998.

 . We continued to emphasize technology, health care, and service companies, where earnings growth is strong.

 . Portfolio company fundamentals remain strong, with upward earnings revisions outpacing those of the S&P 500.

 . Small-cap stocks are attractively valued relative to large-caps and could capture more investor attention if large-cap earnings growth continues to slow.

FELLOW SHAREHOLDERS

So far 1998 has been a great year for large-cap, growth-oriented stocks, as investors continue to prefer the liquidity and perceived safety of blue chip names. Small-cap stocks and your fund have achieved respectable returns, but they paled next to the seemingly relentless advance of the unmanaged Standard & Poor's 500 Stock Index. While growth stocks trounced value stocks in the large-cap area, they exceeded value stocks by a much smaller margin in the small-cap market.

Performance Comparison
-----------------------------------------------------------------------

Periods Ended 6/30/98                                6 Months 12 Months
-----------------------------------------------------------------------
Diversified Small-Cap
Growth Fund                                            6.36%    13.91%
 .......................................................................
Russell 2000 Growth Index                              5.46     13.19
 .......................................................................
Lipper Small Cap Fund Index                            6.45     15.52
 .......................................................................

As you can see, performance for both the 6- and 12-month periods compares favorably with our benchmark index but was a bit lower than the peer group index, especially for the longer period when your fund was just getting under way. In general, the fund's average market cap of $976 million is somewhat larger than the companies in the Russell, which worked to our benefit as investors have consistently favored larger over smaller. On the other hand, our market cap is somewhat smaller than the average of our peer group, which has worked against us in Lipper comparisons.

Market Environment

Since this leg of the stock market rally began at the end of 1994, the S&P 500 has advanced more than 160%, driven by outstanding economic news. Once again in 1998, we have seen exceptionally strong economic growth, with that of recent quarters more typical of the start of an economic expansion than eight years into one. At the same time, inflation and interests rates have remained low.

In a market where earnings growth becomes harder to find, stocks that can produce it attract investor attention and are the best performers. This helps explain the 17.71% advance of the S&P 500 so far in 1998. (Conversely, when strong earnings growth is widespread, investors won't pay up for it, so value stocks outperform.) In the first quarter, earnings estimates were revised downward at a rate not seen in recent years, and the reported earnings for the S&P 500 declined modestly from the level of a year ago.

     In general, small-cap stocks have not participated as fully in the market's surge as large-caps, as investors have stuck with familiar names. In addition, supply and demand are always important in the small-cap arena, and while the supply has been large in the form of initial public offerings of stock, demand for aggressive investments has not kept pace. Prime evidence of this is the much weaker cash flows into small-cap mutual funds than large-cap funds.

     As in the large-cap arena, the better-performing sectors were those reflecting strong consumer confidence (retailers), low interest rates and inflation (banks and other financial services), and robust economic growth (computer software and services). Weak sectors included natural resources, hurt by falling oil and other commodity prices, and semiconductors, facing heightened competition from Asia as well as reduced demand from that part of the world.

Portfolio Review

     For those of you who joined the fund in recent months, I'd like to quickly review our investment approach as the fund concludes its first year of operations. The fund invests in the shares of small companies that are growing their earnings at a rapid rate. Unlike many other funds investing in this sector of the market, this fund has a very broadly diversified portfolio: its largest holding is well under 1% of net assets, the 25 largest compose less than 14%, and we hold over 300 securities. Our goal with wide diversification is to capture the general performance of the small-cap sector while reducing the impact of any individual stock and mitigating the potentially high volatility of small-cap growth stocks.

     Another key aspect of the fund's investment program is the use of quantitative strategies for determining the overall characteristics of the portfolio and as an aid in selecting individual stocks. Our database of investment-related information ranges from historical accounting data to prospective earnings forecasts, and we use several proprietary decision rules and data screens to help manage the portfolio. We also take advantage of the sizable resources at T. Rowe Price devoted to funda-

Portfolio Characteristics


                           Diversified Small-Cap
As of 6/30/98                        Growth Fund                  S&P 500
-------------------------------------------------------------------------
Market Cap (Investment-
Weighted Median)                    $976 million            $50.0 billion
 .........................................................................
Earnings Growth Rate
Estimated Next 5 Years *                   24.6%                    13.4%
 .........................................................................
P/E Ratio (Based on Next 12
MONTHS' ESTIMATED EARNINGS)                22.3X                    22.5X
 .........................................................................

* Forecasts are based on T. Rowe Price research and are in no way an indication of future investment returns.

mental research for small companies, and believe the combination of these resources with quantitative tools creates a unique fund.

Other characteristics of our approach include remaining fully invested and paying careful attention to transaction costs and portfolio turnover. Few managers have successfully timed the markets, and since equity returns far exceed cash over time, we expect to be fully exposed to stocks. Finally, trading costs of smaller companies can be high, and we think shareholder value can be maximized through a buy-and-hold approach.

We did not make significant changes in the portfolio over the past six months, maintaining an emphasis on technology, health care, and service companies, where growth is strong. As you can see in the Industry Diversification table following this letter, these three sectors compose about 32% of the fund's net assets. Probably the largest change in exposure was in the dynamic media and communications industry, which rose from 2.8% to 5.2%, reflecting appreciation and some new holdings.

Holdings that performed well included Jones Apparel Group in the vibrant retail area; Synopsys in computer services and software; and Metris Companies in the healthy financial services area. Laggards included Respironics, in the hospital supply area, and Premiere Technologies in telecommunications services.

Our portfolio companies continued to have favorable fundamentals. Over the first half of 1998, almost 56% received upward earnings revisions from Wall Street analysts, compared with only 42% for S&P 500 companies. Both of these numbers are lower than in the fourth quarter of 1997, when they were 65% and 49%, respectively, illustrating the slowing trend of corporate earnings.

Outlook

     The relative valuation of the small-cap sector is extremely attractive, and the companies in our portfolio are strong. This valuation level has historically been a good point at which to enter the market. Nevertheless, the sector needs a catalyst to trigger a sustained period of performance that exceeds that of large-cap stocks. The catalyst may be the slowing of earnings now under way among S&P 500 companies. This could shift investor focus to smaller companies that can continue to generate good growth. When that turning point will come is impossible to predict, and whether a slowdown in the large-cap area may turn investors away from stocks altogether is also impossible to predict.

     Our approach does not depend on short-term twists in the markets but aims to capture the long-term appreciation potential demonstrated by dynamic, smaller companies in the past. With the financial environment likely to remain generally benign, in our view, we look for further progress in the months ahead. Nevertheless, shareholders should be prepared to ride out the setbacks that inevitably occur in stock investing in order to participate in long-term trends.


     Respectfully submitted,

     /s/ Richard T. Whitney

     RICHARD T. WHITNEY

     President and Chairman of the Investment Advisory Committee

     July 24, 1998

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
                                                                   June 30, 1998

---------------------
 Portfolio Highlights
--------------------------------------------------------------------------------
  INDUSTRY DIVERSIFICATION
  Twenty-Five Largest Industries

                                                  Percent of         Percent of
                                                  Net Assets         Net Assets
                                                   12/31/97           6/30/98
--------------------------------------------------------------------------------

Computer Service and Software                        14.5%             16.1%
 ................................................................................
Miscellaneous Business Services                       9.0               8.5
 ................................................................................
Hospital Supplies/Hospital Management                 6.7               7.4
 ................................................................................
Specialty Merchandisers                               6.6               6.4
 ................................................................................
Media and Communications                              2.8               5.2
--------------------------------------------------------------------------------

Telecommunications Equipment                          4.7               3.5
 ................................................................................
Bank and Trust                                        3.9               3.4
 ................................................................................
Electronic Components                                 3.9               3.3
 ................................................................................
Pharmaceuticals                                       2.2               2.9
 ................................................................................
Miscellaneous Consumer Products                       3.1               2.8
--------------------------------------------------------------------------------

Distribution Services                                 2.3               2.7
 ................................................................................
Electronic Systems                                    2.4               2.4
 ................................................................................
Insurance                                             3.6               2.4
 ................................................................................
Aerospace and Defense                                 1.9               2.4
 ................................................................................
Transportation Services                               2.5               2.3
--------------------------------------------------------------------------------

Health Care Services                                  3.0               2.1
 ................................................................................
Entertainment and Leisure                             3.5               2.1
 ................................................................................
Financial Services                                    1.9               2.1
 ................................................................................
Energy Services                                       2.0               2.0
 ................................................................................
General Merchandisers                                 1.1               1.9
--------------------------------------------------------------------------------

Automobiles and Related                               2.5               1.8
 ................................................................................
Building and Construction                             1.4               1.7
 ................................................................................
Biotechnology                                         1.3               1.7
 ................................................................................
Restaurants                                            --               1.5
 ................................................................................
Education                                             1.3               1.3
--------------------------------------------------------------------------------

Total                                                88.1%             89.9%

T. Rowe Price Diversified Small-Cap Growth Fund
-----------------------------------------------------------------------------

--------------------
Portfolio Highlights
-----------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                   Percent of
                                                                   Net Assets
                                                                      6/30/98
   --------------------------------------------------------------------------
   American Business Information                                         0.7%
   ..........................................................................
   Orbital Sciences                                                      0.7
   ..........................................................................
   CBT                                                                   0.6
   ..........................................................................
   Lincare                                                               0.6
   ..........................................................................
   NBTY                                                                  0.6
   --------------------------------------------------------------------------

   Bed Bath & Beyond                                                     0.6
   ..........................................................................
   AAR                                                                   0.6
   ..........................................................................
   American Homestar                                                     0.6
   ..........................................................................
   Silicon Valley Bancshares                                             0.5
   ..........................................................................
   O'Reilly Automotive                                                   0.5
   --------------------------------------------------------------------------

   Viking Office Products                                                0.5
   ..........................................................................
   Qwest Communications International                                    0.5
   ..........................................................................
   Keane                                                                 0.5
   ..........................................................................
   Jones Apparel Group                                                   0.5
   ..........................................................................
   Metamor Worldwide                                                     0.5
   --------------------------------------------------------------------------

   Citrix Systems                                                        0.5
   ..........................................................................
   META Group                                                            0.5
   ..........................................................................
   Protective Life                                                       0.5
   ..........................................................................
   AmeriCredit                                                           0.5
   ..........................................................................
   Renters Choice                                                        0.5
   --------------------------------------------------------------------------

   Serologicals                                                          0.5
   ..........................................................................
   Coach USA                                                             0.5
   ..........................................................................
   PMT Services                                                          0.5
   ..........................................................................
   Symbol Technologies                                                   0.5
   ..........................................................................
   AXENT Technologies                                                    0.5
   --------------------------------------------------------------------------

   Total                                                                13.5%

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------

------------------------
  Performance Comparison
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

     DIVERSIFIED SMALL-CAP GROWTH FUND
     ---------------------------------------------------------------------------

     As of 6/30/98

                           [LINE GRAPH APPEARS HERE]

--------------------------------------
  Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


                                                           Since    Inception
Periods Ended 6/30/98                        1 Year    Inception         Date
--------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund            13.91%       13.91%      6/30/97
 ................................................................................

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Unaudited




----------------------
 Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                6 Months          6/30/97
                                                   Ended          Through
                                                 6/30/98         12/31/97
NET ASSET VALUE
Beginning of period                            $   10.70        $   10.00
                                               .................................
Investment activities
 Net investment income                             (0.04)*          (0.03)*
 Net realized and unrealized
  gain (loss)                                       0.72             0.74
                                               .................................
 Total from investment
  activities                                        0.68             0.71
                                               .................................
Distributions
 Net realized gain                                    --            (0.01)
                                               .................................

NET ASSET VALUE
End of period                                  $   11.38        $   10.70
                                               ---------------------------------

Ratios/Supplemental Data

Total return.                                      6.36%*            7.10%*
 ................................................................................
Ratio of expenses to average net assets            1.25%+*           1.25%+*
 ................................................................................
Ratio of net investment income to average
 net assets                                       (0.56)%+*         (0.67)%+*
 ................................................................................
Portfolio turnover rate                            24.7%             13.4%
 ................................................................................
Net assets, end of period (in thousands)        $76,396           $72,071
 ................................................................................


 . Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 12/31/98.
+ Annualized.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Unaudited                                                       June 30, 1998

-------------------------
 Statement of Net Assets                           Shares/Par           Value
--------------------------------------------------------------------------------
                                                                 In thousands
Common Stocks  99.7%

FINANCIAL  7.9%

Bank and Trust 3.4%

Astoria Financial                                       2,900    $        155
 ................................................................................
Bay View Capital                                        6,200             197
 ................................................................................
City National                                           9,100             336
 ................................................................................
Coast Federal Litigation Trust *                        5,400              82
 ................................................................................
Commerce Bancorp                                        4,725             277
 ................................................................................
Community First Bankshares                             11,800             312
 ................................................................................
Imperial Bancorp *                                     10,500             315
 ................................................................................
North Fork Bancorporation                              15,300             374
 ................................................................................
Silicon Valley Bancshares *                            11,800             420
 ................................................................................
Webster Financial                                       5,600             186
 ................................................................................
                                                                        2,654
                                                                 ...............
Insurance  2.4%

Amerin *                                                9,000             263
 ................................................................................
CMAC Investment                                         6,000             369
 ................................................................................
E.W. Blanch                                             5,200             191
 ................................................................................
Executive Risk                                          4,200             310
 ................................................................................
Protective Life                                        10,800             396
 ................................................................................
Triad Guaranty *                                        8,500             293
 ................................................................................
                                                                        1,822
                                                                 ...............
Financial Services 2.1%

AmeriCredit *                                          11,000             392
 ................................................................................
FirstPlus Financial *                                   5,100             184
 ................................................................................
Healthcare Financial Partners *                         5,800             355
 ................................................................................
Imperial Credit Industries *                           11,700             272
 ................................................................................
Legg Mason                                              5,866             338
 ................................................................................
WMF Group *                                             1,833              43
 ................................................................................
                                                                        1,584
                                                                 ...............
Total Financial                                                         6,060
                                                                 ...............

UTILITIES 0.7%

Telephone Services 0.7%

COMSAT                                                  6,700             190
 ................................................................................
Comverse Technology *                                   6,800             353
 ................................................................................
Total Utilities                                                           543
                                                                 ...............

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------



                                                    Shares/Par          Value
--------------------------------------------------------------------------------
                                                                 In thousands


CONSUMER NONDURABLES  17.8%

Cosmetics 0.2%

French Fragrances *                                      9,500   $        147
 ................................................................................
                                                                          147
                                                                 ...............
Food Processing 0.7%

Earthgrains                                              2,700            151
 ................................................................................
Smithfield Foods *                                       9,900            300
 ................................................................................
Twinlab *                                                1,800             79
 ................................................................................
                                                                          530
                                                                 ...............
Hospital Supplies/Hospital Management 7.4%

Acuson *                                                13,800            251
 ................................................................................
ADAC Laboratories *                                     10,900            246
 ................................................................................
Airgas *                                                11,300            162
 ................................................................................
American Oncology Resources *                            9,100            111
 ................................................................................
Dentsply International                                   6,600            164
 ................................................................................
First Health Group *                                    10,200            292
 ................................................................................
Genesis Health Ventures *                                8,600            215
 ................................................................................
Integrated Health Services                               8,709            327
 ................................................................................
Lincare *                                               11,400            479
 ................................................................................
Mentor                                                   8,800            213
 ................................................................................
National Surgery Centers *                              12,600            369
 ................................................................................
NovaCare *                                              16,400            193
 ................................................................................
Omnicare                                                 9,600            366
 ................................................................................
Patterson Dental *                                       4,950            182
 ................................................................................
Pediatrix Medical Group *                                6,900            257
 ................................................................................
PhyCor *                                                10,500            174
 ................................................................................
PSS World Medical *                                     14,175            207
 ................................................................................
Quorum Health Group *                                    5,300            140
 ................................................................................
Renal Care Group *                                       5,400            238
 ................................................................................
Respironics *                                           21,193            328
 ................................................................................
Steris *                                                 3,700            235
 ................................................................................
Trex Med *                                               4,300             71
 ................................................................................
Universal Health Services *                              5,100            298
 ................................................................................
Veterinary Centers of America *                          4,100             77
 ................................................................................
VI Technologies *                                        5,000             57
 ................................................................................
                                                                        5,652
                                                                 ...............
Pharmaceuticals  2.9%

Barr Laboratories *                                      3,700            147
 ................................................................................

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                   Shares/Par           Value
--------------------------------------------------------------------------------
                                                                 In thousands

Duane Reade *                                          10,000    $        300
 ................................................................................
Express Scripts *                                       2,000             161
 ................................................................................
IDEXX Laboratories *                                    3,000              75
 ................................................................................
Jones Pharma                                            7,100             235
 ................................................................................
Parexel International *                                 9,000             327
 ................................................................................
Sofamor/Danek Group *                                   3,600             312
 ................................................................................
Theragenics *                                          11,800             307
 ................................................................................
Watson Pharmaceuticals *                                7,800             364
 ................................................................................
                                                                        2,228
                                                                 ...............
Biotechnology 1.7%

Affymetrix *                                            4,900             118
 ................................................................................
Biogen *                                                3,500             171
 ................................................................................
Covance *                                               7,000             158
 ................................................................................
Medco Research *                                        1,600              41
 ................................................................................
NBTY *                                                 24,300             444
 ................................................................................
Serologicals *                                         12,000             390
 ................................................................................
                                                                        1,322
                                                                 ...............
Health Care Services  2.1%

Access Health Marketing *                               6,600             169
 ................................................................................
Concentra Managed Care *                               11,472             298
 ................................................................................
Henry Schein *                                          3,900             179
 ................................................................................
Inhale Therapeutic Systems *                            8,500             212
 ................................................................................
Novoste *                                               6,900             152
 ................................................................................
Orthodontic Centers of America *                       12,900             270
 ................................................................................
Total Renal Care *                                      9,780             337
 ................................................................................
                                                                        1,617
                                                                 ...............
Miscellaneous Consumer Products  2.8%

Blyth Industries *                                      9,000             299
 ................................................................................
Equity Corp. International *                           13,100             314
 ................................................................................
Fossil *                                                3,100              77
 ................................................................................
Jones Apparel Group *                                  11,000             402
 ................................................................................
Nautica Enterprises *                                   7,500             202
 ................................................................................
North Face *                                            9,300             224
 ................................................................................
Pillowtex                                               3,800             153
 ................................................................................
Wesley Jessen VisionCare *                              5,500             127
 ................................................................................
Wolverine World Wide                                   14,600             317
 ................................................................................
                                                                        2,115
                                                                 ...............
Total Consumer Nondurables                                             13,611
                                                                 ...............

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

---------------------------------------
CONSUMER SERVICES 17.1%
---------------------------------------

Restaurants 1.5%

Applebee's                                                7,500     $      168
 ................................................................................
CKE Restaurants                                           6,050            249
 ................................................................................
Dave & Busters *                                         10,200            254
 ................................................................................
Landry's Seafood Restaurant *                             7,500            136
 ................................................................................
Logan's Roadhouse *                                       1,800             38
 ................................................................................
Outback Steakhouse *                                      6,900            269
 ................................................................................
                                                                         1,114
                                                                    ............

General Merchandisers 1.9%

Bed Bath & Beyond *                                       8,400            435
 ................................................................................
Dollar Tree Stores *                                      9,225            375
 ................................................................................
Fred Meyer *                                              5,700            242
 ................................................................................
Kenneth Cole Productions (Class A) *                      2,900             75
 ................................................................................
Neiman-Marcus *                                           7,500            326
 ................................................................................
                                                                         1,453
                                                                    ............

Specialty Merchandisers 6.4%
 ................................................................................
Barnes & Noble *                                          4,500            168
 ................................................................................
Borders Group *                                           9,500            352
 ................................................................................
Cannondale *                                              5,200             68
 ................................................................................
CDW Computer Centers *                                    4,100            205
 ................................................................................
CompUSA *                                                 6,500            117
 ................................................................................
Day Runner *                                              6,900            174
 ................................................................................
General Nutrition *                                       8,000            250
 ................................................................................
Guitar Center *                                           2,900             88
 ................................................................................
Insight Enterprises *                                     7,800            312
 ................................................................................
Lands' End *                                              7,000            221
 ................................................................................
Men's Wearhouse *                                         8,700            287
 ................................................................................
Pacific Sunwear *                                         5,100            179
 ................................................................................
R.P. Scherer *                                              900             80
 ................................................................................
Renters Choice *                                         13,700            390
 ................................................................................
Restoration Hardware *                                    5,000            125
 ................................................................................
Ross Stores                                               6,500            280
 ................................................................................
SLI *                                                    11,100            290
 ................................................................................
Stein Mart *                                             17,200            232
 ................................................................................
Viking Office Products *                                 12,900            404
 ................................................................................
Wet Seal (Class A) *                                      4,600            148
 ................................................................................
Whole Foods Market *                                      2,700            164
 ................................................................................

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Williams-Sonoma *                                         11,200        $  356
 ................................................................................
                                                                         4,890
                                                                    ............

Entertainment and Leisure 2.1%

Brinker *                                                  3,800            73
 ................................................................................
GC Companies *                                               300            16
 ................................................................................
Imax *                                                    12,800           290
 ................................................................................
Intrawest Corp                                             3,800            76
 ................................................................................
J & J Snack Foods *                                        7,600           161
 ................................................................................
Luby's Cafeterias                                          4,200            74
 ................................................................................
Promus Hotel *                                             5,147           198
 ................................................................................
SFX Entertainment (Class A) *                              5,200           238
 ................................................................................
Signature Resorts *                                       17,200           284
 ................................................................................
Sonic *                                                    3,800            85
 ................................................................................
Steinway Musical Instruments *                             3,100           100
 ................................................................................
                                                                         1,595
                                                                    ............

Media and Communications 5.2%

A.C. Nielson *                                             5,700           144
 ................................................................................
American Business Information (Class A) *                 17,400           268
 ................................................................................
American Business Information (Class B)                   15,700           250
 ................................................................................
American Tower Systems *                                   5,200           130
 ................................................................................
Chancellor Media *                                         7,200           357
 ................................................................................
CKS Group *                                               11,100           199
 ................................................................................
Cox Radio *                                                5,000           216
 ................................................................................
CSG Systems International *                                1,000            47
 ................................................................................
Emmis Broadcasting (Class A) *                             5,000           240
 ................................................................................
Harte Hanks Communications                                 7,000           181
 ................................................................................
Heftel Broadcasting *                                      3,900           174
 ................................................................................
Jacor Communications *                                     5,100           301
 ................................................................................
Level One *                                               11,400           268
 ................................................................................
Outdoor Systems *                                         11,775           330
 ................................................................................
Saga Communications (Class A) *                            2,500            40
 ................................................................................
TCA Cable TV                                               3,900           234
 ................................................................................
United Video Satellite *                                   4,100           163
 ................................................................................
Univision Communications *                                 4,500           168
 ................................................................................
World Color Press *                                        2,400            84
 ................................................................................
Young Broadcasting (Class A) *                             2,900           189
 ................................................................................
                                                                         3,983
                                                                    ............
Total Consumer Services                                                 13,035
                                                                    ............

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------



                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands


---------------------------------------
CONSUMER CYCLICALS 3.0%
---------------------------------------

Automobiles and Related 1.8%

Central Parking                                            6,150        $  286
 ................................................................................
Dura Automotive Systems *                                  2,300            73
 ................................................................................
Gentex *                                                  17,900           325
 ................................................................................
O'Reilly Automotive *                                     11,700           419
 ................................................................................
Tower Automotive *                                         6,200           266
 ................................................................................
                                                                         1,369
                                                                    ............

Building and Real Estate 0.8%
 ................................................................................
Apartment Investment & Management, REIT                    8,012           316
 ................................................................................
Premier Parks *                                            4,600           307
 ................................................................................
                                                                           623
                                                                    ............

Miscellaneous Consumer Durables 0.4%
HA-LO Industries *                                         8,700           271
 ................................................................................
                                                                           271
                                                                    ............
Total Consumer Cyclicals                                                 2,263
                                                                    ............

---------------------------------------
TECHNOLOGY 14.3%
---------------------------------------

Electronic Components 3.3%
Artesyn Technologies                                       7,300           116
 ................................................................................
ATMI *                                                     8,200           123
 ................................................................................
Burr Brown *                                               9,550           202
 ................................................................................
Cybex *                                                    6,700           152
 ................................................................................
Dallas Semiconductor                                       5,000           155
 ................................................................................
Etec Systems *                                             4,700           166
 ................................................................................
Lattice Semiconductor *                                    4,500           128
 ................................................................................
Microchip Technology *                                     5,800           152
 ................................................................................
MicroTouch Systems *                                      11,700           218
 ................................................................................
Photronics *                                               9,600           212
 ................................................................................
Plexus *                                                   1,700            34
 ................................................................................
Qlogic *                                                   5,200           185
 ................................................................................
Sanmina *                                                  6,800           294
 ................................................................................
Semtech *                                                  8,700           154
 ................................................................................
SMART Modular Technologies *                               9,200           135
 ................................................................................
Special Devices *                                          2,200            78
 ................................................................................
                                                                         2,504
                                                                    ............

Electronic Systems 2.4%

Black Box *                                                5,800           193
 ................................................................................

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Dionex *                                                   8,800         $  233
 ................................................................................
Electro Scientific Industries *                            2,900             92
 ................................................................................
KLA-Tencor *                                               5,700            158
 ................................................................................
Kulicke & Soffa *                                          5,000             85
 ................................................................................
Novellus Systems *                                         3,200            114
 ................................................................................
Sawtek *                                                  13,000            190
 ................................................................................
Thermo Optek *                                            12,000            178
 ................................................................................
Tollgrade Communications *                                10,000            256
 ................................................................................
Uniphase *                                                 5,200            326
 ................................................................................
                                                                          1,825
                                                                    ............

Information Processing 0.7%

Data Processing Resources *                                7,000            218
 ................................................................................
Paymentech *                                               7,700            158
 ................................................................................
SCI Systems *                                              4,800            181
 ................................................................................
                                                                            557
                                                                    ............

Office Automation 0.8%

Technitrol                                                 8,400            335
 ................................................................................
Transition Systems *                                      13,100            141
 ................................................................................
XcelleNet *                                                7,300            164
 ................................................................................
                                                                            640
                                                                    ............

Specialized Computer 1.2%

Pinnacle *                                                 5,100            164
 ................................................................................
Security Dynamics Technologies *                           3,900             75
 ................................................................................
Symbol Technologies                                       10,050            379
 ................................................................................
Technology Solutions *                                     8,900            282
 ................................................................................
                                                                            900
                                                                    ............

Telecommunications Equipment 3.5%

Aspect Telecommunications *                               13,000            357
 ................................................................................
Coherent Communications Systems *                          5,300            249
 ................................................................................
Dialogic *                                                 7,600            225
 ................................................................................
Inter-Tel                                                  5,400             87
 ................................................................................
MRV Communications *                                       8,100            169
 ................................................................................
P-COM *                                                   10,100             93
 ................................................................................
Pacific Gateway Exchange *                                 4,300            172
 ................................................................................
Premisys Communications *                                  6,100            152
 ................................................................................
Proxim *                                                  15,300            255
 ................................................................................
Qwest Communications International *                      11,572            403
 ................................................................................
Tekelec *                                                  4,400            197
 ................................................................................
Transaction Network Services *                             7,800            165
 ................................................................................

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands

USA Networks *                                              7,700    $      194
 ................................................................................
                                                                          2,718
                                                                     ...........

Aerospace and Defense 2.4%

AAR                                                        14,400           426
 ................................................................................
Avondale Industries *                                      10,000           277
 ................................................................................
Orbital Sciences *                                         13,800           516
 ................................................................................
Precision Castparts                                         4,100           219
 ................................................................................
Remec *                                                     8,400            97
 ................................................................................
Triumph Group *                                             6,700           281
 ................................................................................
                                                                          1,816
                                                                     ...........
Total Technology                                                         10,960
                                                                     ...........

EDUCATION 1.3%

Education  1.3%

Apollo Group (Class A) *                                    9,750           322
 ................................................................................
ITT Educational Service *                                   5,200           168
 ................................................................................
Learning Tree International *                              12,400           250
 ................................................................................
Sylvan Learning Systems *                                   7,650           252
 ................................................................................
Total Education                                                             992
                                                                     ...........

CAPITAL EQUIPMENT 0.6%

Electrical Equipment 0.6%

Advanced Lighting *                                         8,600           201
 ................................................................................
Berg Electronics *                                         10,100           198
 ................................................................................
Power One *                                                 7,000            66
 ................................................................................
Total Capital Equipment                                                     465
                                                                     ...........

BUSINESS SERVICES AND
TRANSPORTATION 30.8%

Computer Service and Software 16.1%

Advent Software *                                           1,400            59
 ................................................................................
Affiliated Computer Services (Class A) *                    6,700           258
 ................................................................................
Analysts International                                      7,500           213
 ................................................................................
Arbor Software *                                            5,700           180
 ................................................................................
Aspen Technology *                                          6,600           335
 ................................................................................
Autodesk                                                    5,500           212
 ................................................................................
AXENT Technologies *                                       12,300           376
 ................................................................................
BISYS Group *                                               5,800           238
 ................................................................................

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Cadence Design Systems *                                     8,200       $  256
 ................................................................................
Cambridge Technology Partners *                              1,300           73
 ................................................................................
CBT ADR                                                      9,200          494
 ................................................................................
CIBER *                                                      7,400          281
 ................................................................................
Citrix Systems *                                             5,850          400
 ................................................................................
Cognos *                                                     6,600          176
 ................................................................................
Computer Management Sciences *                              14,400          342
 ................................................................................
Cotelligent Group *                                          8,900          208
 ................................................................................
Datastream Systems *                                        13,200          251
 ................................................................................
Documentum *                                                 5,200          251
 ................................................................................
DST Systems *                                                5,300          297
 ................................................................................
E*TRADE *                                                   12,000          275
 ................................................................................
Electronic Arts *                                            6,300          341
 ................................................................................
Engineering Animation *                                      4,300          263
 ................................................................................
FARO Technologies *                                          5,000           54
 ................................................................................
Harbinger *                                                 10,300          250
 ................................................................................
HBO                                                          7,640          270
 ................................................................................
Hyperion Software *                                          6,000          171
 ................................................................................
IDX Systems *                                                6,600          305
 ................................................................................
Integrated Systems Consulting Group *                       16,300          225
 ................................................................................
International Network Services *                             4,300          175
 ................................................................................
JDA Software Group *                                         6,700          294
 ................................................................................
Keane *                                                      7,200          403
 ................................................................................
Legato Systems *                                             8,800          344
 ................................................................................
Lexmark International *                                      1,300           78
 ................................................................................
National Data                                                8,400          367
 ................................................................................
National Instruments *                                       7,700          276
 ................................................................................
Network Associates *                                         5,400          258
 ................................................................................
QuickResponse Services *                                     8,000          302
 ................................................................................
Saville Systems ADR *                                        4,500          226
 ................................................................................
Sterling Commerce *                                          1,600           77
 ................................................................................
Summit Design *                                             16,000          237
 ................................................................................
Sykes Enterprises *                                          9,300          187
 ................................................................................
Symantec *                                                   5,800          151
 ................................................................................
Synopsys *                                                   7,500          343
 ................................................................................
Systems & Computer Technology *                             12,600          343
 ................................................................................
Transaction Systems Architects *                             7,400          285
 ................................................................................
Vanstar *                                                    9,300          135
 ................................................................................

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

VERITAS Software *                                         6,450        $   267
 ................................................................................
Visio *                                                    5,000            239
 ................................................................................
Zebra Technologies *                                       6,400            274
 ................................................................................
                                                                         12,315
                                                                        ........

Distribution Services 2.7%
AmeriSource Health *                                       5,100            335
 ................................................................................
Aviation Sales *                                           3,000            119
 ................................................................................
Barnett *                                                 14,100            284
 ................................................................................
Central Garden & Pet *                                     7,100            221
 ................................................................................
Daisytek International *                                   2,200             56
 ................................................................................
Danka Business Systems ADR                                 8,800            104
 ................................................................................
MSC *                                                      5,400            154
 ................................................................................
Richfood Holdings                                          9,800            203
 ................................................................................
Tech Data *                                                5,900            253
 ................................................................................
Watsco (Class A)                                           9,500            334
 ................................................................................
                                                                          2,063
                                                                        ........

Environmental 0.6%
Allied Waste Industries *                                 13,400            321
 ................................................................................
U.S. Filter *                                              4,312            121
 ................................................................................
                                                                            442
                                                                        ........

Transportation Services 2.3%
BE Aerospace *                                            11,600            340
 ................................................................................
Coach USA *                                                8,500            388
 ................................................................................
Expeditors International of Washington                     6,600            290
 ................................................................................
Heartland Express *                                        8,500            172
 ................................................................................
Swift Transportation *                                    15,150            301
 ................................................................................
US Freightways                                             7,900            259
 ................................................................................
                                                                          1,750
                                                                        ........

Miscellaneous Business Services  8.5%
ABR Information Services *                                 5,000            119
 ................................................................................
AccuStaff *                                                6,300            197
 ................................................................................
AMRESCO *                                                  8,200            238
 ................................................................................
Billing Information Concepts *                               500              8
 ................................................................................
Carriage Services *                                        6,700            168
 ................................................................................
Concord EFS *                                             13,350            349
 ................................................................................
Consolidated Graphics *                                    4,100            242
 ................................................................................
CORT Business *                                            8,100            255
 ................................................................................
Eltron International *                                     8,000            222
 ................................................................................
Fair, Issac and Company                                    4,800            183
 ................................................................................

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


Fastenal                                                    3,100        $  144
 ................................................................................
G & K Services                                              5,600           245
 ................................................................................
Knoll *                                                     5,400           159
 ................................................................................
Merrill                                                     9,400           208
 ................................................................................
META Group *                                               18,000           397
 ................................................................................
Metamor Worldwide *                                        11,400           402
 ................................................................................
National Computer Systems                                   6,400           153
 ................................................................................
NCO Group *                                                 9,800           217
 ................................................................................
Paging Network *                                           17,300           242
 ................................................................................
PMT Services *                                             15,100           384
 ................................................................................
Pre-Paid Legal Services *                                   4,600           145
 ................................................................................
Professional Staff ADR *                                    1,100            14
 ................................................................................
Rent Way *                                                  9,900           302
 ................................................................................
Romac International *                                      10,200           311
 ................................................................................
Service Experts *                                           8,000           276
 ................................................................................
Staffmark *                                                 4,100           151
 ................................................................................
Strayer Education                                           3,800           137
 ................................................................................
Superior Services *                                        10,700           322
 ................................................................................
Tetra Tech *                                               14,500           355
 ................................................................................
                                                                          6,545
                                                                         .......

Airlines 0.6%
Comair Holdings                                             8,950           276
 ................................................................................
Mesaba Holdings *                                           7,000           161
 ................................................................................
                                                                            437
                                                                         .......
Total Business Services and Transportation                               23,552
                                                                         .......

ENERGY 3.2%

Energy Services 2.0%
BJ Services *                                               6,200           180
 ................................................................................
EVI Weatherford *                                           4,100           152
 ................................................................................
Newpark Resources *                                        15,600           173
 ................................................................................
Oceaneering International *                                11,700           208
 ................................................................................
Offshore Logistics *                                       10,400           186
 ................................................................................
Pool Energy Services *                                      9,800           145
 ................................................................................
R & B Falcon *                                              6,200           140
 ................................................................................
Smith International *                                       4,500           157
 ................................................................................
UTI Energy *                                               14,300           184
 ................................................................................
                                                                          1,525
                                                                         .......

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------



                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands

Exploration and Production 1.2%
Devon Energy                                             6,000    $        210
 ................................................................................
Noble Affiliates                                         6,100             232
 ................................................................................
Swift Energy *                                          11,350             181
 ................................................................................
Vintage Petroleum                                       13,800             260
 ................................................................................
                                                                           883
                                                                  ..............
Total Energy                                                             2,408
                                                                  ..............

PROCESS INDUSTRIES  2.1%

Specialty Chemicals  0.4%
Sybron International *                                  12,100             306
 ................................................................................
                                                                           306
                                                                  ..............

Building and Construction 1.7%
American Homestar *                                     17,700             424
 ................................................................................
Blount International (Class A)                           8,400             239
 ................................................................................
Fairfield Communities *                                  9,600             184
 ................................................................................
NCI Building Systems *                                   4,900             283
 ................................................................................
Simpson Manufacturing *                                  4,000             155
 ................................................................................
                                                                         1,285
                                                                  ..............
Total Process Industries                                                 1,591
                                                                  ..............

BASIC MATERIALS  0.9%

Metals  0.5%
RMI Titanium *                                          12,600             287
 ................................................................................
Steel Dynamics *                                         9,800             136
 ................................................................................
                                                                           423
                                                                  ..............

Miscellaneous Materials 0.4%
Box Hill Systems *                                      12,500              87
 ................................................................................
Gilat Satellite Networks *                               6,300             211
 ................................................................................
                                                                           298
                                                                  ..............
Total Basic Materials                                                      721
                                                                  ..............
Total Common Stocks (Cost $ 69,050)                                     76,201
                                                                  ..............

Short-Term Investments  0.7%

Money Market Funds  0.7%
Reserve Investment Fund, 5.69% #                       526,259             526
 ................................................................................
Total Short-Term Investments (Cost $526)                                   526
                                                                  ..............

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands


Total Investments in Securities

100.4% of Net Assets (Cost $69,576)                               $      76,727

Other Assets Less Liabilities                                              (331)
                                                                  ..............

NET ASSETS                                                        $      76,396
                                                                  --------------
Net Assets Consist of:
Accumulated net investment income - net of distributions          $        (281)
Accumulated net realized gain/loss - net of distributions                (2,274)
Net unrealized gain (loss)                                                7,151
Paid-in-capital applicable to 6,711,975 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized         71,800
                                                                  .............

NET ASSETS                                                        $      76,396
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $       11.38
                                                                  -------------


   *  Non-income producing
   #  Seven-day yield
 ADR  American Depository Receipt
REIT  Real Estate Investment Trust


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Unaudited


Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                     6 Months
                                                                        Ended
                                                                      6/30/98
Investment Income

Income
 Dividend                                                         $       122
 Interest                                                                  80
                                                                  ..............
 Total income                                                             202
                                                                  ..............

Expenses
 Investment management                                                    186
 Shareholder servicing                                                    162
 Organization                                                              44
 Custody and accounting                                                    40
 Prospectus and shareholder reports                                        30
 Registration                                                              10
 Legal and audit                                                            7
 Directors                                                                  3
 Miscellaneous                                                              1
                                                                  ..............
 Total expenses                                                           483
                                                                  ..............
Net investment income                                                    (281)
                                                                  ..............

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                 (2,469)
Change in net unrealized gain or loss on securities                     7,072
                                                                  ..............
Net realized and unrealized gain (loss)                                 4,603
                                                                  ..............

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $     4,322
                                                                  --------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Unaudited


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                          6 Months      6/30/97
                                                             Ended      Through
                                                           6/30/98     12/31/97
Increase (Decrease) in Net Assets
Operations
 Net investment income                                    $   (281)    $   (174)
 Net realized gain (loss)                                   (2,469)         431
 Change in net unrealized gain or loss                       7,072           79
                                                          ......................
 Increase (decrease) in net assets from operations           4,322          336
                                                          ......................

Distributions to shareholders
 Net realized gain                                            --            (67)
                                                          ......................
Capital share transactions *
 Shares sold                                                21,341       81,333
 Distributions reinvested                                     --             65
 Shares redeemed                                           (21,386)      (9,747)
 Redemption fees received                                       48           51
                                                          ......................
 Increase (decrease) in net assets from capital
 share transactions                                              3       71,702
                                                          ......................

Net Assets
Increase (decrease) during period                            4,325       71,971
Beginning of period                                         72,071          100
                                                          ......................
End of period                                             $ 76,396     $ 72,071
                                                          ----------------------
* Share information
  Shares sold                                                1,885        7,622
  Distributions reinvested                                    --              6
  Shares redeemed                                           (1,906)        (905)
                                                          ......................
  Increase (decrease) in shares outstanding                    (21)       6,723


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 1998


-------------------------------
 Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

  T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 30, 1997.

  The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

  Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

  Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

  Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

  Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Effective June 30, 1998, the fund recognized in expense its remaining unamortized organization costs. Results of operations and net assets were not affected by this charge, due to the expense limitation provisions of the investment management agreement.

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


NOTE 2 - INVESTMENT TRANSACTIONS

  Purchases and sales of portfolio securities, other than short-term securities, aggregated $19,509,000 and $18,627,000, respectively, for the six months ended June 30, 1998.

NOTE 3 - FEDERAL INCOME TAXES

  No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

  At June 30, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $69,576,000, and net unrealized gain aggregated $7,151,000, of which $12,494,000 related to appreciated investments and $5,343,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

  The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1998, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

  Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 1998, which would cause the fund's ratio of expenses to average net assets to exceed 1.25%. Thereafter, through December 31, 2000, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.25%. Pursuant to this agreement, $167,000 of management fees were not accrued by the fund for the six months

T. Rowe Price Diversified Small-Cap Growth Fund
--------------------------------------------------------------------------------


  ended June 30, 1998. Additionally, $94,000 of unaccrued 1997 fees are subject to reimbursement through December 31, 2000.

  In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $160,000 for the six months ended June 30, 1998, of which $33,000 was payable at period-end.

  The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1998, totaled $80,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


  Investment Services And Information


     KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

     In Person Available in T. Rowe Price Investor Centers.


     ACCOUNT SERVICES

     Checking Available on most fixed income funds ($500 minimum).

     Automatic Investing From your bank account or paycheck.

     Automatic Withdrawal Scheduled, automatic redemptions.

     Distribution Options Reinvest all, some, or none of your distributions.

     Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


     DISCOUNT BROKERAGE*

     Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


     INVESTMENT INFORMATION

     Combined Statement Overview of all your accounts with T. Rowe Price.

     Shareholder Reports Fund managers' reviews of their strategies and results.

     T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

     Performance Update Quarterly review of all T. Rowe Price fund results.

     Insights Educational reports on investment strategies and financial markets.

     Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
     Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit


     *A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
 ................................................................................

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500*
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications**
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons***
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value***
Spectrum Growth
Total Equity Market Index
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS
 ................................................................................

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term


Domestic Tax-Free

California Tax-Free Bond
Florida Insured
Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured
Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

 ................................................................................

International/Global

Emerging Markets Bond
Global Bond+
International Bond


MONEY MARKET FUNDS++
 ................................................................................

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
 ................................................................................

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
 ................................................................................

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


  * Formerly named Equity Index.
 ** Formerly the closed-end New Age Media Fund. Converted to open-end status on
    7/28/97.
*** Closed to new investors.
  + Formerly named Global Government Bond.
 ++ Neither the funds nor their share prices are insured or guaranteed by the U.S. government.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

T. Rowe Price Discount Brokerage
--------------------------------------------------------------------------------


      Discount Brokerage
      A Division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC



          This low-cost service gives you the opportunity to easily consolidate all your investments with one company. Through T. Rowe Price Discount Brokerage, you can buy and sell individual securities--stocks, bonds, options, and others--as well as mutual funds at considerable commission savings over full-service brokers.* We also provide a wide range of services, including:


          Automated Telephone and Internet Services You can enter trades, access quotes, and review account information 24 hours a day, seven days a week. Any trades executed through these programs provide additional savings on commissions.**

          Investor Information A variety of informative reports, such as our Brokerage Insights series, S&P Market Month newsletter, and select stock reports, can help you better evaluate economic trends and investment opportunities.

          Dividend Reinvestment Service Virtually all stocks held in customer accounts are eligible for this service, free of charge.


           *Based on an April 1998 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary by size of order.

          **Discount applies to our current commission schedule. All trades subject to a $35 minimum commission except equity trades placed through Internet-Trader, which are subject to a $29.95 minimum commission.

For yield, price, last transaction,     Investor Centers:
current balance, or to conduct          101 East Lombard St.
transactions, 24 hours, 7 days          Baltimore, MD 21202
a week, call Tele*Access(R):
1-800-638-2587 toll free                T. Rowe Price
                                        Financial Center
FOR ASSISTANCE                          10090 Red Run Blvd.
WITH YOUR EXISTING                      Owings Mills, MD 21117
FUND ACCOUNT, CALL:
SHAREHOLDER SERVICE CENTER              Farragut Square
1-800-225-5132 TOLL FREE                900 17th Street, N.W.
410-625-6500 BALTIMORE AREA             Washington, D.C. 20006

To open a Discount Brokerage            ARCO Tower
account or obtain information,          31st Floor
call:  1-800-638-5660 toll free         515 South Flower St.
                                        Los Angeles, CA 90071
Internet address:
www.troweprice.com                      4200 West Cypress St.
                                        10th Floor
T. ROWE PRICE ASSOCIATES                Tampa, FL 33607
100 EAST PRATT STREET
BALTIMORE, MARYLAND 21202

THIS REPORT IS AUTHORIZED FOR
DISTRIBUTION ONLY TO SHAREHOLDERS
AND TO OTHERS WHO HAVE RECEIVED
A COPY OF THE PROSPECTUS OF THE
T. ROWE PRICE DIVERSIFIED SMALL-CAP
GROWTH FUND.




[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.           F20-051  6/30/98